Statements of Cash Flows (Parenthetical) SFr in Thousands	12 Months Ended
Dec. 31, 2019 CHF (SFr)
Convertible Note Agreement with Lilly [Member]
Supplementary non-cash activity include the following [Abstract]
Settlement of convertible loan	SFr 48,300
Share issue related cost	SFr 510